Calvert
International Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Australia — 4.5%
ALS Ltd.	33,051	$ 524,628
ANZ Group Holdings Ltd.	195,466	4,770,227
APA Group	83,617	585,865
BlueScope Steel Ltd.	64,170	1,419,303
Brambles Ltd.	94,928	1,281,726
Coles Group Ltd.	105,310	1,773,785
Commonwealth Bank of Australia(1)	92,947	10,592,629
Computershare Ltd.	34,610	916,574
CSL Ltd.	33,898	2,704,544
Evolution Mining Ltd.	308,943	2,554,572
Fortescue Ltd.(1)	232,343	3,092,550
Goodman Group(1)	136,430	2,943,644
Insurance Australia Group Ltd.	135,051	755,333
Lynas Rare Earths Ltd.(2)	130,079	1,632,213
Macquarie Group Ltd.	24,039	4,179,037
Medibank Pvt Ltd.	169,618	582,768
National Australia Bank Ltd.	198,981	5,224,996
Northern Star Resources Ltd.	200,152	2,649,948
PLS Group Ltd.(2)	453,755	1,590,068
Pro Medicus Ltd.(1)	3,214	454,374
Qantas Airways Ltd.	37,771	277,514
QBE Insurance Group Ltd.	92,330	1,606,092
REA Group Ltd.(1)	3,413	328,787
Scentre Group	380,918	1,015,372
SGH Ltd.(1)	15,057	486,354
Sigma Healthcare Ltd.	355,290	676,495
South32 Ltd.	637,485	1,731,030
Suncorp Group Ltd.	63,389	845,682
Telstra Group Ltd.	258,301	905,828
Transurban Group	212,320	2,111,085
Vicinity Ltd.	306,642	546,385
Wesfarmers Ltd.	72,167	4,516,446
Westpac Banking Corp.	221,492	5,396,797
WiseTech Global Ltd.(1)	11,064	253,828
Woolworths Group Ltd.(1)	89,569	2,474,781
		$73,401,260
Austria — 0.4%
ANDRITZ AG	4,246	$367,009
BAWAG Group AG(3)	4,417	885,537
Erste Group Bank AG	17,481	2,339,621
OMV AG	20,549	1,291,331
UNIQA Insurance Group AG	5,000	100,867
Verbund AG	3,096	196,204
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,000	147,348
voestalpine AG	15,243	712,004
		$6,039,921
Security	Shares	Value
Belgium — 0.7%
Ackermans & van Haaren NV	818	$ 267,406
Aedifica SA	4,236	341,448
Ageas SA	6,492	519,429
Anheuser-Busch InBev SA	55,365	4,574,798
D'ieteren Group	906	176,860
Elia Group SA	2,918	464,659
Financiere de Tubize SA	963	254,413
Groupe Bruxelles Lambert NV	3,264	297,610
KBC Ancora	2,000	187,994
KBC Group NV	10,776	1,471,804
Lotus Bakeries NV	16	212,213
Sofina SA	844	214,959
UCB SA	6,446	1,929,746
Umicore SA	10,423	241,809
Warehouses De Pauw CVA	8,082	203,864
		$11,359,012
Canada — 9.5%
Agnico Eagle Mines Ltd.	38,233	$5,940,436
Alamos Gold, Inc., Class A	61,865	1,875,688
Alimentation Couche-Tard, Inc.	56,075	3,574,250
AltaGas Ltd.	46,507	1,717,964
Aritzia, Inc.(2)	5,779	637,249
Bank of Montreal	44,512	7,867,318
Bank of Nova Scotia	77,754	6,758,142
BCE, Inc.(1)	20,902	450,242
Brookfield Asset Management Ltd., Class A(1)	23,454	1,052,102
Brookfield Corp.	138,833	5,923,346
Cameco Corp.	43,233	4,406,672
Canadian Imperial Bank of Commerce(1)	57,669	6,640,931
Canadian National Railway Co.	36,491	4,354,734
Canadian Pacific Kansas City Ltd.(1)	57,939	5,023,218
CCL Industries, Inc., Class B	10,684	696,598
Celestica, Inc.(2)	7,887	2,876,412
CGI, Inc.	12,196	788,301
Constellation Software, Inc.	1,390	2,616,817
Dollarama, Inc.	16,189	2,141,639
Emera, Inc.	19,211	1,019,033
Fortis, Inc.	34,334	1,966,958
George Weston Ltd.	10,357	743,411
GFL Environmental, Inc.(1)	17,179	631,683
Gildan Activewear, Inc.(1)	11,787	607,696
Great-West Lifeco, Inc.	18,553	1,182,186
Hudbay Minerals, Inc.(1)	55,429	1,308,879
Hydro One Ltd.(3)	23,435	966,647
iA Financial Corp., Inc.	5,434	750,319
IGM Financial, Inc.(1)	4,844	270,437
Intact Financial Corp.	11,365	2,345,601
Ivanhoe Mines Ltd., Class A(1)(2)	114,044	893,375
Kinross Gold Corp.	140,358	3,323,266
Loblaw Cos. Ltd.	39,385	1,786,731

Calvert
International Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Canada (continued)
Lundin Gold, Inc.	14,592	$ 787,191
Lundin Mining Corp.	100,195	2,441,558
Magna International, Inc.	18,411	1,210,654
Manulife Financial Corp.	104,160	4,224,420
Metro, Inc.	15,656	1,001,013
National Bank of Canada	23,683	3,739,017
Nutrien Ltd.	34,493	2,173,065
Power Corp. of Canada(1)	34,478	2,149,512
Quebecor, Inc., Class B	11,278	538,275
RB Global, Inc.(1)	12,017	1,398,997
Rogers Communications, Inc., Class B	24,741	804,900
Royal Bank of Canada	74,060	15,335,759
Saputo, Inc.	17,192	497,971
Shopify, Inc., Class A(2)	71,827	8,201,207
Stantec, Inc.	7,224	498,256
Sun Life Financial, Inc.	35,657	2,799,511
Teck Resources Ltd., Class B	60,384	3,596,430
TELUS Corp.	31,329	331,348
TFI International, Inc.	4,432	637,964
Thomson Reuters Corp.	8,847	722,606
TMX Group Ltd.	17,677	578,701
Toromont Industries Ltd.	6,234	1,025,132
Toronto-Dominion Bank	94,632	11,505,970
Waste Connections, Inc.	17,788	2,964,855
WSP Global, Inc.	9,797	1,214,738
		$153,517,331
Denmark — 1.3%
AL Sydbank	2,648	$233,682
ALK-Abello AS	6,202	231,977
AP Moller - Maersk AS, Class B	254	603,391
Carlsberg AS, Class B	5,390	705,332
Coloplast AS, Class B	6,785	386,435
Danske Bank AS	29,701	1,592,050
Demant AS(2)	4,371	179,537
DSV AS	9,403	2,237,475
Genmab AS(2)	2,971	814,506
H Lundbeck AS	15,000	97,552
ISS AS	7,354	301,051
Jyske Bank AS	1,791	259,153
NKT AS(2)	2,960	442,945
Novo Nordisk AS, Class B	166,033	7,974,053
Novonesis (Novozymes), Class B	20,506	1,294,990
Orsted AS(2)(3)	23,447	527,080
Pandora AS	4,031	463,107
Ringkjoebing Landbobank AS	1,088	258,224
Rockwool AS, Class B	4,652	149,208
Tryg AS	13,057	297,217
Vestas Wind Systems AS	40,016	1,132,988
		$20,181,953
Security	Shares	Value
Finland — 0.9%
Amer Sports, Inc.(2)	7,057	$ 238,809
Elisa OYJ	6,281	263,595
Fortum OYJ	23,138	535,286
Kesko OYJ, Class B	11,334	253,398
Kone OYJ, Class B	17,033	968,922
Konecranes OYJ	11,913	366,220
Metso OYJ	34,420	598,529
Neste OYJ	60,668	1,980,811
Nokia OYJ	257,314	3,431,596
Nordea Bank Abp	142,821	2,706,894
Orion OYJ, Class B	4,894	402,030
Sampo OYJ, Class A	105,443	1,107,356
Stora Enso OYJ, Class R(1)	33,759	360,133
UPM-Kymmene OYJ	24,776	656,747
Wartsila OYJ Abp	24,717	943,996
		$14,814,322
France — 6.5%
Accor SA	12,638	$733,066
Air Liquide SA	36,592	7,246,201
Alstom SA(2)	21,480	375,267
Amundi SA(3)	3,840	368,617
AXA SA	82,733	4,145,702
Ayvens SA(3)	13,428	176,878
BioMerieux	2,430	190,758
BNP Paribas SA	51,629	6,029,913
Bouygues SA	11,736	655,382
Bureau Veritas SA	21,180	648,718
Capgemini SE	9,199	923,511
Carrefour SA	35,457	658,258
Cie de Saint-Gobain SA	51,401	4,661,165
Cie Generale des Etablissements Michelin SCA	34,763	1,342,904
Covivio SA	2,495	152,775
Credit Agricole SA	54,445	1,095,056
Danone SA	38,901	3,179,702
Dassault Systemes SE	34,329	700,217
Edenred SE	9,570	246,008
Eiffage SA	3,806	561,404
Elis SA(1)	12,454	385,788
Engie SA	101,310	3,188,684
EssilorLuxottica SA	17,846	3,350,971
Eurofins Scientific SE	6,651	520,471
Gecina SA(1)	2,588	217,449
Getlink SE	18,327	389,568
Hermes International SCA	1,697	3,103,293
Ipsen SA	1,880	362,312
Kering SA	3,552	1,004,743
Klepierre SA	11,318	473,019
Legrand SA	15,055	2,550,984
L'Oreal SA	12,202	5,348,828
LVMH Moet Hennessy Louis Vuitton SE	12,430	6,874,538

Calvert
International Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
Nexans SA	2,470	$ 411,114
Orange SA	117,394	2,213,908
Pernod Ricard SA	11,723	852,119
Publicis Groupe SA(1)	13,295	1,313,850
Renault SA	9,165	263,287
Rexel SA	14,220	622,985
Safran SA	20,789	8,192,543
Sanofi SA	64,358	5,502,838
Sartorius Stedim Biotech	1,493	309,578
Schneider Electric SE	33,971	11,116,183
SCOR SE	7,381	267,709
Societe Generale SA	37,598	3,327,803
Sodexo SA	4,875	281,974
SOITEC(2)	1,525	205,202
SPIE SA	6,633	381,875
Technip Energies NV	7,104	268,541
Thales SA	5,611	1,442,034
Unibail-Rodamco-Westfield(2)	6,147	719,365
Vallourec SACA(2)	27,891	651,627
Veolia Environnement SA	38,742	1,614,427
Vinci SA	27,884	4,072,404
		$105,893,516
Germany — 6.1%
adidas AG	9,185	$1,885,032
AIXTRON SE	7,091	428,466
Allianz SE	20,483	9,695,585
Aurubis AG	3,748	776,859
Bayerische Motoren Werke AG	18,044	1,184,565
Beiersdorf AG	4,879	420,197
BioNTech SE ADR(2)	4,826	449,059
Birkenstock Holding PLC(1)(2)	3,298	141,913
Brenntag SE	6,472	393,545
Commerzbank AG	38,630	1,645,431
Continental AG	6,015	497,712
CTS Eventim AG & Co. KGaA	3,411	199,232
Daimler Truck Holding AG	30,999	1,495,052
Deutsche Boerse AG	9,982	2,722,588
Deutsche Lufthansa AG	32,660	374,246
Deutsche Post AG	52,072	3,165,792
Deutsche Telekom AG	200,637	5,470,223
E.ON SE	127,910	2,630,327
Evonik Industries AG	13,617	247,087
Fraport AG Frankfurt Airport Services Worldwide	1,989	166,005
Fresenius SE & Co. KGaA	24,097	1,100,906
GEA Group AG	8,301	569,996
Hannover Rueck SE	3,264	903,919
Heidelberg Materials AG	16,776	3,200,356
Henkel AG & Co. KGaA	14,956	1,183,592
HOCHTIEF AG	889	515,307
Infineon Technologies AG	76,611	7,216,901
Security	Shares	Value
Germany (continued)
KION Group AG	3,748	$ 166,378
Knorr-Bremse AG	4,685	545,145
Mercedes-Benz Group AG	44,046	2,215,455
Merck KGaA	7,571	1,269,238
MTU Aero Engines AG	3,371	1,404,706
Muenchener Rueckversicherungs-Gesellschaft AG	6,986	3,901,404
Nemetschek SE	3,640	221,607
Nordex SE(2)	6,187	326,429
Qiagen NV	12,135	474,479
SAP SE	64,690	9,971,844
Schaeffler AG	10,000	97,335
Scout24 SE(3)	4,026	333,170
Siemens AG	43,563	14,005,809
Siemens Energy AG	50,219	9,573,824
Siemens Healthineers AG(3)	22,355	871,902
Symrise AG	9,103	913,120
Talanx AG	3,112	393,620
thyssenkrupp AG	73,358	873,640
Tkms AG& Co. KGaA(2)	978	83,471
United Internet AG	4,000	105,174
Volkswagen AG	12,502	1,030,652
Vonovia SE	47,896	1,181,569
Zalando SE(2)(3)	11,463	332,152
		$98,972,016
Hong Kong — 1.2%
AIA Group Ltd.	556,783	$5,097,477
ASMPT Ltd.	18,100	557,968
BOC Hong Kong Holdings Ltd.	192,850	1,046,508
Chow Tai Fook Jewellery Group Ltd.	128,000	178,622
CK Infrastructure Holdings Ltd.	31,500	240,163
CLP Holdings Ltd.	91,000	850,560
Futu Holdings Ltd. ADR	3,199	299,874
Henderson Land Development Co. Ltd.(1)	71,355	226,319
HKT Trust & HKT Ltd.	171,000	254,405
Hong Kong & China Gas Co. Ltd.	607,000	504,099
Hong Kong Exchanges & Clearing Ltd.	63,599	2,959,068
Hongkong Land Holdings Ltd.	62,000	441,693
Lenovo Group Ltd.	449,000	1,332,319
Link REIT	147,900	690,152
MTR Corp. Ltd.(1)	71,376	278,370
Power Assets Holdings Ltd.	76,500	557,440
Sino Land Co. Ltd.	178,000	233,792
Sun Hung Kai Properties Ltd.	91,301	1,314,124
Swire Pacific Ltd., Class A	24,393	254,796
Swire Properties Ltd.	72,600	190,690
Techtronic Industries Co. Ltd.	69,493	1,156,472
WH Group Ltd.(3)	432,041	458,099
Wharf Holdings Ltd.	63,779	147,358
Wharf Real Estate Investment Co. Ltd.	88,000	240,327
		$19,510,695

Calvert
International Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Ireland — 0.7%
AIB Group PLC	100,045	$ 1,175,777
Bank of Ireland Group PLC	38,736	771,736
DCC PLC	13,221	1,094,244
Experian PLC	56,580	1,906,949
Glanbia PLC	10,663	298,196
ICON PLC(2)	3,631	630,741
James Hardie Industries PLC, CDI(2)	82,908	2,192,029
Kerry Group PLC, Class A	8,191	751,365
Kingspan Group PLC	21,562	1,971,854
		$10,792,891
Israel — 0.8%
Bank Hapoalim BM	118,788	$2,739,899
Check Point Software Technologies Ltd.(2)	8,175	1,074,440
CyberArk Software Ltd.(2)	4,720	212,400
Enlight Renewable Energy Ltd.(2)	10,999	971,297
First International Bank of Israel Ltd.	5,002	354,279
Mizrahi Tefahot Bank Ltd.	14,415	954,731
Nova Ltd.(2)	3,548	1,926,351
Phoenix Financial Ltd.	20,349	1,125,072
Tower Semiconductor Ltd.(2)	13,666	3,561,906
		$12,920,375
Italy — 2.4%
A2A SpA	77,405	$199,640
Banca Generali SpA	3,139	234,348
Banca Mediolanum SpA	12,598	313,959
Banco BPM SpA	57,759	998,790
BPER Banca SpA	96,613	1,517,896
Brunello Cucinelli SpA	1,844	174,438
De' Longhi SpA	3,797	161,287
Enel SpA	471,601	5,409,446
Ferrari NV	7,939	2,950,888
FinecoBank Banca Fineco SpA	34,624	870,585
Generali(1)	45,359	2,211,382
Hera SpA	48,247	201,241
Infrastrutture Wireless Italiane SpA(3)	13,855	97,600
Intesa Sanpaolo SpA	773,941	5,319,519
Italgas SpA	34,422	398,696
Moncler SpA	10,546	613,748
Pirelli & C SpA(2)(3)	25,026	189,533
Poste Italiane SpA(3)	24,252	793,851
PRADA SpA	34,400	174,889
Prysmian SpA	19,877	3,346,155
Recordati Industria Chimica e Farmaceutica SpA	5,926	347,376
Ryanair Holdings PLC	41,176	1,287,108
Snam SpA	119,726	864,316
SOL SpA	2,259	150,235
Telecom Italia SpA(2)	101,750	926,457
Terna - Rete Elettrica Nazionale(1)	81,035	946,251
UniCredit SpA	76,586	6,863,541
Security	Shares	Value
Italy (continued)
Unipol Assicurazioni SpA	23,342	$ 652,420
		$ 38,215,595
Japan — 15.6%
Advantest Corp.	44,100	$ 9,072,618
Aeon Co. Ltd.	110,637	914,984
AGC, Inc.(1)	28,155	1,216,559
Aisin Corp.	26,300	357,067
Ajinomoto Co., Inc.	55,216	2,013,129
ANA Holdings, Inc.	9,256	169,451
Asahi Group Holdings Ltd.	101,200	962,074
Asahi Kasei Corp.	95,700	1,064,384
Asics Corp.	35,900	976,433
Astellas Pharma, Inc.	110,271	1,475,058
Bandai Namco Holdings, Inc.	31,325	726,148
Bridgestone Corp.(1)	62,700	1,322,067
Canon, Inc.(1)	46,468	1,190,063
Capcom Co. Ltd.	19,000	349,512
Central Japan Railway Co.	44,435	948,466
Chiba Bank Ltd.	26,800	410,549
Chugai Pharmaceutical Co. Ltd.	40,056	1,850,314
Daifuku Co. Ltd.	21,900	970,170
Daiichi Life Group, Inc.	198,676	2,169,292
Daiichi Sankyo Co. Ltd.	100,339	1,613,477
Daikin Industries Ltd.	17,100	2,608,412
Daiwa House Industry Co. Ltd.	31,292	847,910
Daiwa Securities Group, Inc.	62,800	622,834
Denso Corp.	94,288	1,085,632
Disco Corp.	5,900	3,069,377
East Japan Railway Co.(1)	50,978	1,065,339
Ebara Corp.	31,500	1,233,619
FANUC Corp.	61,355	2,825,159
Fast Retailing Co. Ltd.	10,126	5,187,999
Fuji Electric Co. Ltd.	8,600	728,460
FUJIFILM Holdings Corp.	67,700	1,448,337
Fujikura Ltd.	89,900	3,563,804
Fujitsu Ltd.	97,380	1,934,940
Hikari Tsushin, Inc.	800	175,788
HOYA Corp.	20,287	3,272,319
Ibiden Co. Ltd.	13,400	2,023,148
IHI Corp.	67,900	1,146,371
Isuzu Motors Ltd.	30,900	411,470
ITOCHU Corp.	333,200	3,802,689
Japan Exchange Group, Inc.	45,900	580,907
Japan Post Bank Co. Ltd.	103,300	1,966,041
JX Advanced Metals Corp.	79,100	2,183,102
Kajima Corp.	26,600	969,649
Kao Corp.(1)	44,126	874,519
Kawasaki Heavy Industries Ltd.	44,500	805,320
KDDI Corp.	171,536	2,881,411
Keyence Corp.	12,500	6,318,587

Calvert
International Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Kikkoman Corp.	35,745	$ 366,684
Kinden Corp.	6,700	330,730
Kirin Holdings Co. Ltd.	50,100	864,034
Komatsu Ltd.	55,746	2,176,740
Kubota Corp.(1)	60,294	1,008,868
Kyocera Corp.	69,800	1,548,026
Lasertec Corp.	4,900	1,556,428
LY Corp.	151,700	403,759
Makita Corp.	11,792	424,055
Marubeni Corp.	81,600	2,378,932
Mitsubishi Chemical Group Corp.	65,060	456,522
Mitsubishi Electric Corp.	120,107	4,404,863
Mitsubishi Estate Co. Ltd.	59,208	1,509,874
Mitsubishi HC Capital, Inc.	43,000	349,291
Mitsubishi Heavy Industries Ltd.	207,200	4,708,140
Mitsubishi UFJ Financial Group, Inc.(4)	575,157	11,458,811
Mitsui Fudosan Co. Ltd.	157,300	1,457,922
Mizuho Financial Group, Inc.	128,458	6,169,683
MS&AD Insurance Group Holdings, Inc.	66,400	1,721,085
Murata Manufacturing Co. Ltd.	106,659	7,656,490
NEC Corp.	78,000	1,883,099
NGK Corp.	12,800	603,253
Nintendo Co. Ltd.	63,990	2,690,139
Nippon Paint Holdings Co. Ltd.(1)	49,345	321,857
Nippon Sanso Holdings Corp.	11,100	411,743
Nitori Holdings Co. Ltd.(1)	22,340	331,041
Nitto Denko Corp.	40,330	793,443
Nomura Holdings, Inc.	163,300	1,433,763
Nomura Research Institute Ltd.	21,300	597,550
NTT, Inc.	1,860,800	1,655,234
Obayashi Corp.	33,300	672,944
Oriental Land Co. Ltd.(1)	61,985	943,904
ORIX Corp.	62,667	2,387,080
Osaka Gas Co. Ltd.	17,200	579,527
Otsuka Holdings Co. Ltd.	25,720	1,711,902
Pan Pacific International Holdings Corp.	104,000	527,128
Panasonic Holdings Corp.	139,100	3,913,353
Rakuten Group, Inc.(2)	80,400	375,281
Recruit Holdings Co. Ltd.	79,779	5,550,938
Renesas Electronics Corp.	105,600	3,259,749
Resona Holdings, Inc.	108,133	1,409,841
Rohm Co. Ltd.(1)	20,700	699,960
Ryohin Keikaku Co. Ltd.	28,800	629,511
SBI Holdings, Inc.	28,800	472,285
SCREEN Holdings Co. Ltd.	9,200	1,032,027
SECOM Co. Ltd.	23,400	929,593
Sekisui House Ltd.	35,570	739,487
Seven & i Holdings Co. Ltd.	124,700	1,495,449
Shin-Etsu Chemical Co. Ltd.	105,585	4,602,393
Shionogi & Co. Ltd.	38,862	664,016
Shizuoka Financial Group, Inc.	24,800	465,598
Security	Shares	Value
Japan (continued)
SMC Corp.	3,432	$ 1,534,400
SoftBank Corp.	1,834,400	2,342,398
SoftBank Group Corp.	215,560	7,995,826
Sompo Holdings, Inc.	43,511	1,652,995
Sony Group Corp.	354,500	7,133,981
Subaru Corp.	28,500	416,963
SUMCO Corp.	21,200	537,602
Sumitomo Electric Industries Ltd.	159,092	2,952,289
Sumitomo Mitsui Financial Group, Inc.	209,459	8,210,591
Sumitomo Mitsui Trust Group, Inc.	33,132	1,237,147
Suntory Beverage & Food Ltd.(1)	8,300	231,289
T&D Holdings, Inc.	26,419	788,021
Taiyo Yuden Co. Ltd.	7,700	979,092
Takeda Pharmaceutical Co. Ltd.	93,952	2,994,686
TDK Corp.	112,710	2,528,572
Terumo Corp.	76,192	1,040,595
Tokio Marine Holdings, Inc.	96,500	4,242,990
Tokyo Electron Ltd.	26,878	13,031,900
Tokyo Gas Co. Ltd.	19,700	745,955
TOPPAN Holdings, Inc.	14,500	459,763
Toray Industries, Inc.	98,050	686,804
Toyota Motor Corp.	594,115	9,952,908
Unicharm Corp.(1)	57,106	330,925
Yaskawa Electric Corp.	15,700	692,494
Yokohama Financial Group, Inc.	61,900	666,630
		$251,525,799
Netherlands — 5.3%
ABN AMRO Bank NV(3)	31,876	$1,355,744
Adyen NV(2)(3)	1,784	1,673,601
Aegon Ltd.	66,078	562,349
AerCap Holdings NV	8,038	1,171,780
Akzo Nobel NV	10,392	706,717
Argenx SE(2)(5)	3,389	3,141,141
Argenx SE(2)(5)	186	172,397
ASM International NV	2,600	2,989,951
ASML Holding NV	20,417	40,429,241
ASR Nederland NV	9,079	685,654
BE Semiconductor Industries NV	4,041	1,334,549
CTP NV(3)	7,649	139,595
Euronext NV(3)	3,962	633,727
Ferrovial NV	25,642	1,757,517
Heineken Holding NV	7,446	567,013
Heineken NV	16,397	1,376,734
IMCD NV	2,892	261,506
ING Groep NV, Series N	152,853	4,823,016
Koninklijke Ahold Delhaize NV	53,681	2,161,488
Koninklijke KPN NV	225,743	1,114,894
Koninklijke Vopak NV	7,867	409,658
Magnum Ice Cream Co. NV(1)(2)	26,962	468,404
Nebius Group NV(1)(2)	11,661	3,220,418

Calvert
International Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Netherlands (continued)
NN Group NV	13,799	$ 1,209,743
NXP Semiconductors NV	14,477	4,068,471
Prosus NV	77,324	3,360,006
Stellantis NV(2)	116,490	665,428
STMicroelectronics NV	36,680	2,713,256
Universal Music Group NV	59,592	1,248,424
Wolters Kluwer NV	13,836	894,630
		$ 85,317,052
New Zealand — 0.1%
Auckland International Airport Ltd.	115,289	$547,274
Fisher & Paykel Healthcare Corp. Ltd.	35,236	782,748
Meridian Energy Ltd.	60,330	199,570
Xero Ltd.(2)	11,296	567,877
		$2,097,469
Norway — 0.5%
DNB Bank ASA	47,321	$1,408,852
Gjensidige Forsikring ASA	12,137	328,532
Kongsberg Gruppen ASA	28,814	868,197
Mowi ASA	36,089	666,677
Norsk Hydro ASA	185,435	1,677,960
Orkla ASA	50,978	535,965
Salmar ASA	5,001	234,054
SpareBank 1 Sor-Norge ASA	14,088	275,380
Storebrand ASA	27,289	512,528
Telenor ASA	48,123	689,630
Yara International ASA	11,885	522,676
		$7,720,451
Portugal — 0.1%
Banco Comercial Portugues SA, Class R	543,542	$643,114
EDP SA	177,508	927,287
Jeronimo Martins SGPS SA	19,321	370,037
		$1,940,438
Singapore — 1.0%
CapitaLand Ascendas REIT	205,000	$394,806
CapitaLand Integrated Commercial Trust	325,380	597,069
CapitaLand Investment Ltd.	128,100	246,890
DBS Group Holdings Ltd.	108,071	5,472,152
Grab Holdings Ltd., Class A(2)	136,822	515,819
Keppel Ltd.	81,100	687,888
Oversea-Chinese Banking Corp. Ltd.	175,971	3,377,005
Singapore Airlines Ltd.	89,956	534,954
Singapore Exchange Ltd.	42,800	798,538
Singapore Technologies Engineering Ltd.	88,800	715,226
Singapore Telecommunications Ltd.	428,212	1,461,923
United Overseas Bank Ltd.	66,059	2,034,275
		$16,836,545
Security	Shares	Value
South Korea — 8.9%
APR Corp.	1,160	$ 291,053
Doosan Enerbility Co. Ltd.(2)	25,861	1,473,391
Ecopro BM Co. Ltd.	2,863	266,806
Hana Financial Group, Inc.	13,445	1,004,260
HD Hyundai Electric Co. Ltd.	1,253	803,776
HMM Co. Ltd.	17,532	211,955
Hyosung Heavy Industries Corp.	301	684,050
Hyundai Autoever Corp.	372	129,288
Hyundai Glovis Co. Ltd.	1,943	232,910
Hyundai Mobis Co. Ltd.	2,862	942,549
Hyundai Motor Co.	8,744	2,850,231
Industrial Bank of Korea	13,893	179,543
Kakao Corp.	14,183	319,819
KB Financial Group, Inc.	17,724	1,833,853
Kia Corp.	12,349	1,115,332
Korea Investment Holdings Co. Ltd.	2,207	319,696
KT Corp.	7,272	248,776
LG Chem Ltd.	2,937	538,381
LG Electronics, Inc.	5,686	758,038
LG Energy Solution Ltd.(2)	2,974	703,604
LG Innotek Co. Ltd.	752	487,068
LS Electric Co. Ltd.	4,388	688,315
Meritz Financial Group, Inc.(2)	4,021	276,191
Mirae Asset Securities Co. Ltd.	12,095	339,542
NAVER Corp.	7,427	963,680
POSCO Holdings, Inc.	10,349	2,138,082
Rainbow Robotics(2)	479	162,716
Samsung Biologics Co. Ltd.(2)(3)	652	589,440
Samsung C&T Corp.	4,794	1,484,340
Samsung Electro-Mechanics Co. Ltd.	3,296	4,773,395
Samsung Electronics Co. Ltd.	261,203	57,960,192
Samsung Fire & Marine Insurance Co. Ltd.	1,619	653,316
Samsung Heavy Industries Co. Ltd.(2)	44,136	671,267
Samsung Life Insurance Co. Ltd.	6,130	1,614,168
Samsung SDS Co. Ltd.	2,354	295,698
Shinhan Financial Group Co. Ltd.	21,157	1,326,536
SK Hynix, Inc.	27,539	48,594,829
SK Innovation Co. Ltd.(2)	9,951	613,728
SK Square Co. Ltd.	4,407	4,983,702
SK Telecom Co. Ltd.	5,827	332,109
Woori Financial Group, Inc.	33,919	640,608
		$144,496,233
Spain — 2.7%
Acciona SA(1)	1,408	$446,091
Aena SME SA(3)	36,377	1,108,502
Amadeus IT Group SA	21,830	1,277,081
Banco Bilbao Vizcaya Argentaria SA	261,720	6,589,272
Banco de Sabadell SA	254,649	902,333
Banco Santander SA	679,961	9,437,753
Bankinter SA	26,046	436,162

Calvert
International Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Spain (continued)
CaixaBank SA	170,307	$ 2,412,938
Cellnex Telecom SA(2)(3)	30,135	900,906
EDP Renewables SA(1)	12,688	204,967
Endesa SA(1)	14,214	645,829
Grifols SA(1)	23,405	239,725
Iberdrola SA	343,537	8,550,490
Indra Sistemas SA	4,465	244,903
Industria de Diseno Textil SA	51,586	3,251,585
International Consolidated Airlines Group SA	184,415	1,167,203
Mapfre SA	32,519	161,005
Merlin Properties Socimi SA	22,274	390,822
Naturgy Energy Group SA	17,745	556,203
Redeia Corp. SA(1)	23,794	404,269
Repsol SA(1)	151,064	3,774,274
Telefonica SA(1)	178,086	715,697
Unicaja Banco SA(3)	60,000	213,864
		$44,031,874
Sweden — 2.6%
AAK AB(1)	12,128	$286,252
AddTech AB, Class B	15,456	546,210
Alfa Laval AB	16,819	1,003,348
Assa Abloy AB, Class B	57,054	2,015,765
Atlas Copco AB, Class A	233,404	4,730,864
Axfood AB	5,804	154,132
Beijer Ref AB, Class B	23,956	351,123
Boliden AB	40,758	2,302,970
Castellum AB	19,997	262,676
Epiroc AB, Class A	58,344	1,600,769
EQT AB(1)	25,926	733,434
Essity AB, Class B	31,088	880,219
H & M Hennes & Mauritz AB, Class B(1)	19,783	340,304
Hexagon AB, Class B	125,042	1,034,516
Industrivarden AB, Class A	12,183	683,515
Indutrade AB	14,507	300,194
Investment AB Latour, Class B	9,861	195,957
Investor AB, Class B(1)	94,294	3,918,021
L E Lundbergforetagen AB, Class B	4,524	260,797
Lifco AB, Class B(1)	12,322	403,838
Nibe Industrier AB, Class B(1)	107,459	399,455
Saab AB, Class B	17,765	926,167
Sagax AB, Class B(1)	10,955	174,232
Sandvik AB	60,241	2,487,661
Sectra AB, Class B	7,363	208,743
Skandinaviska Enskilda Banken AB, Class A	74,074	1,474,888
SKF AB, Class B	17,886	459,434
Spotify Technology SA(2)	8,561	3,930,612
SSAB AB, Class A	116,016	1,076,004
Svenska Cellulosa AB SCA, Class B(1)	37,124	379,669
Svenska Handelsbanken AB, Class A	73,012	1,074,393
Swedbank AB, Class A	47,537	1,775,785
Security	Shares	Value
Sweden (continued)
Swedish Orphan Biovitrum AB(2)	11,938	$ 569,051
Tele2 AB, Class B	26,729	465,138
Telia Co. AB	114,144	555,977
Trelleborg AB, Class B	12,703	529,257
Volvo AB, Class B	102,488	3,486,205
		$ 41,977,575
Switzerland — 7.4%
ABB Ltd.	92,264	$ 10,036,407
Accelleron Industries AG	4,826	495,613
Alcon AG	26,477	1,785,342
Avolta AG	4,955	331,029
Bachem Holding AG(1)	1,500	140,394
Banque Cantonale Vaudoise(1)	1,552	227,216
Barry Callebaut AG	180	248,904
Belimo Holding AG	579	651,014
BKW AG	797	134,012
Chocoladefabriken Lindt & Spruengli AG PC	120	1,394,011
Cie Financiere Richemont SA, Class A	25,525	5,891,894
Coca-Cola HBC AG	11,049	720,238
DSM-Firmenich AG	13,933	1,322,483
Emmi AG	100	108,835
EMS-Chemie Holding AG(1)	388	332,593
Flughafen Zurich AG	1,193	369,039
Galderma Group AG	10,148	2,308,137
Garmin Ltd.	8,659	2,056,859
Geberit AG	4,731	3,157,074
Givaudan SA	529	2,237,541
Helvetia Baloise Holding AG	3,756	968,665
Holcim AG	48,445	4,367,930
Julius Baer Group Ltd.	10,314	891,128
Kuehne & Nagel International AG	2,477	601,023
Logitech International SA	7,641	716,791
Lonza Group AG	3,974	2,680,877
Nestle SA	149,410	15,324,257
Novartis AG	98,658	15,419,486
On Holding AG, Class A(2)	10,180	360,576
Partners Group Holding AG	1,056	864,953
PSP Swiss Property AG	2,619	466,772
Roche Holding AG	40,452	16,629,261
Schindler Holding AG PC	3,526	1,120,870
SFS Group AG	841	138,606
SGS SA	9,379	1,087,617
SIG Group AG(2)	13,847	231,668
Sika AG	8,681	1,790,160
Sonova Holding AG	2,601	617,329
Straumann Holding AG	6,656	874,917
Sulzer AG	1,235	205,043
Swatch Group AG	1,863	455,296
Swiss Life Holding AG	1,464	1,609,330
Swiss Prime Site AG	4,262	695,457

Calvert
International Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Swiss Re AG	14,624	$ 2,324,483
Swisscom AG	1,445	1,114,566
UBS Group AG	148,373	7,353,531
VAT Group AG(3)	1,514	1,327,657
VZ Holding AG	706	132,252
Zurich Insurance Group AG	7,470	5,525,055
		$ 119,844,191
Taiwan — 10.7%
Accton Technology Corp.	26,000	$2,073,816
Advantech Co. Ltd.	27,246	425,064
Airtac International Group	8,000	339,108
Alchip Technologies Ltd.	4,000	535,721
ASE Technology Holding Co. Ltd.	160,904	3,590,822
Asia Vital Components Co. Ltd.	17,000	1,375,133
ASPEED Technology, Inc.	2,000	1,055,316
Bizlink Holding, Inc.	8,000	490,241
Cathay Financial Holding Co. Ltd.	477,973	1,482,287
Chroma ATE, Inc.	20,000	1,389,869
Chunghwa Telecom Co. Ltd.	196,055	870,223
Compeq Manufacturing Co. Ltd.	56,000	416,230
CTBC Financial Holding Co. Ltd.	890,000	1,994,943
Delta Electronics, Inc.	113,319	7,116,859
E.Sun Financial Holding Co. Ltd.	749,893	813,764
Elite Material Co. Ltd.	19,000	3,284,729
Evergreen Marine Corp. Taiwan Ltd.	45,200	262,422
Far EasTone Telecommunications Co. Ltd.	72,073	237,693
First Financial Holding Co. Ltd.	603,821	622,759
Fortune Electric Co. Ltd.	9,000	222,191
Fubon Financial Holding Co. Ltd.	455,412	1,860,430
Global Unichip Corp.	5,000	775,356
Globalwafers Co. Ltd.	13,000	419,586
Gold Circuit Electronics Ltd.	16,000	614,458
Hon Precision, Inc.	5,000	1,027,266
Hotai Motor Co. Ltd.	15,320	225,189
Hua Nan Financial Holdings Co. Ltd.	529,367	634,900
Innolux Corp.	392,000	867,571
Jentech Precision Industrial Co. Ltd.	4,000	439,321
King Slide Works Co. Ltd.	4,000	937,319
King Yuan Electronics Co. Ltd.	55,000	595,225
Kinsus Interconnect Technology Corp.	18,000	514,744
Lite-On Technology Corp.	102,000	721,881
Lotes Co. Ltd.	4,000	269,782
Macronix International Co. Ltd.(2)	103,000	518,241
MediaTek, Inc.	82,883	11,294,025
Mega Financial Holding Co. Ltd.	520,468	756,461
MPI Corp.	5,000	977,859
Nan Ya Printed Circuit Board Corp.	11,000	418,043
Nanya Technology Corp.(2)	61,000	892,767
Novatek Microelectronics Corp.	33,000	558,087
PharmaEssentia Corp.	18,000	760,220
Security	Shares	Value
Taiwan (continued)
Phison Electronics Corp.	9,000	$ 696,897
Powerchip Semiconductor Manufacturing Corp.(2)	173,000	446,265
Powertech Technology, Inc.	35,000	378,438
Quanta Computer, Inc.	144,398	1,683,463
Realtek Semiconductor Corp.	26,000	663,637
Silicon Motion Technology Corp.	1,778	592,661
SinoPac Financial Holdings Co. Ltd.	622,536	785,135
Taiwan Cooperative Financial Holding Co. Ltd.	584,010	456,978
Taiwan Mobile Co. Ltd.	90,748	331,882
Taiwan Semiconductor Manufacturing Co. Ltd.	1,220,240	96,265,040
Taiwan Union Technology Corp.	13,000	705,683
Tripod Technology Corp.	26,000	428,234
TS Financial Holding Co. Ltd.	1,150,059	1,207,442
Unimicron Technology Corp.	69,000	2,376,908
Uni-President Enterprises Corp.	241,000	565,107
United Microelectronics Corp.(2)	634,000	3,400,649
Vanguard International Semiconductor Corp.	63,000	434,999
Winbond Electronics Corp.	163,000	1,095,099
WinWay Technology Co. Ltd.	1,000	259,365
Wiwynn Corp.	6,000	886,317
WT Microelectronics Co. Ltd.	36,000	243,958
Yageo Corp.	103,364	3,770,623
Yuanta Financial Holding Co. Ltd.	602,759	1,253,646
		$173,606,347
United Kingdom — 9.4%
3i Group PLC	55,791	$1,834,624
Aberdeen Group PLC	107,071	338,392
Admiral Group PLC	14,163	668,900
Allfunds Group PLC	19,055	183,133
Anglo American PLC	96,584	4,737,681
Antofagasta PLC	49,414	2,507,915
Associated British Foods PLC(1)	17,051	448,246
AstraZeneca PLC	86,808	16,207,418
Aviva PLC	171,648	1,479,912
Babcock International Group PLC	16,194	204,674
BAE Systems PLC	208,814	5,117,327
Barclays PLC	787,796	5,279,021
Beazley PLC	35,193	600,578
BT Group PLC	371,969	938,395
Bunzl PLC	17,836	622,455
Centrica PLC	247,931	561,541
Coca-Cola Europacific Partners PLC	13,273	1,328,229
Compass Group PLC	119,153	3,849,754
Computacenter PLC	4,018	227,517
Diageo PLC	150,152	3,024,074
Diploma PLC	7,669	724,892
Games Workshop Group PLC	1,878	538,131
GSK PLC	259,570	6,814,459
Haleon PLC	507,049	2,336,556
Halma PLC	26,516	1,385,948

Calvert
International Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Hiscox Ltd.	16,611	$ 407,019
HSBC Holdings PLC	872,303	16,494,629
ICG PLC	17,068	382,548
IMI PLC	15,583	613,880
Informa PLC	76,271	915,066
InterContinental Hotels Group PLC	8,802	1,512,911
Intertek Group PLC	10,033	772,320
Investec PLC	30,875	245,708
J Sainsbury PLC	102,714	435,878
Kingfisher PLC	100,207	376,244
Land Securities Group PLC	43,388	373,794
Legal & General Group PLC	321,912	1,220,486
Lion Finance Group PLC	1,995	299,997
Lloyds Banking Group PLC	3,389,212	4,960,202
London Stock Exchange Group PLC	25,604	2,768,190
LondonMetric Property PLC	117,286	292,750
M&G PLC	133,855	597,174
Marks & Spencer Group PLC	108,489	535,538
Melrose Industries PLC	70,562	444,939
National Grid PLC	317,846	5,242,464
NatWest Group PLC	462,471	4,080,820
Next PLC	5,900	1,138,362
Pearson PLC	37,103	589,616
Prudential PLC	141,226	1,875,765
Reckitt Benckiser Group PLC	36,740	2,393,007
RELX PLC	108,673	3,434,589
Rentokil Initial PLC	165,341	940,289
Rolls-Royce Holdings PLC	534,038	10,237,315
Sage Group PLC	57,305	621,705
Schroders PLC	33,967	264,758
Segro PLC	89,486	1,038,092
Severn Trent PLC	18,653	730,249
Smith & Nephew PLC	59,074	853,749
Smiths Group PLC	22,111	751,104
Spirax Group PLC	5,247	476,027
SSE PLC	78,291	2,525,865
St. James's Place PLC	29,384	472,452
Standard Chartered PLC	104,661	2,830,300
Standard Life PLC	44,111	487,626
Subsea 7 SA	32,860	1,121,599
Tesco PLC	437,521	2,667,169
Unilever PLC	120,471	7,236,400
United Utilities Group PLC	49,655	861,614
Vodafone Group PLC	1,136,891	1,504,744
Weir Group PLC	16,689	532,329
Wise Group PLC, Class A(2)	57,406	688,153
		$151,205,207
Total Common Stocks (identified cost $915,195,141)		$1,606,218,068

Warrants — 0.0%

Security	Shares	Value
Canada — 0.0%
Constellation Software, Inc., Exp. 3/31/40(2)(6)	1,141	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 1.0%

Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(7)	2,592,817	$ 2,592,817
Total Affiliated Fund (identified cost $2,592,817)		$ 2,592,817
Securities Lending Collateral — 0.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(8)	13,225,912	$ 13,225,912
Total Securities Lending Collateral (identified cost $13,225,912)		$ 13,225,912
Total Short-Term Investments (identified cost $15,818,729)		$ 15,818,729

Total Investments — 100.3% (identified cost $931,013,870)	$1,622,036,797
Other Assets, Less Liabilities — (0.3)%	$ (4,089,591)
Net Assets — 100.0%	$1,617,947,206

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management (CRM).
(1)	All or a portion of this security was on loan at June 30, 2026. The aggregate market value of securities on loan at June 30, 2026 was $41,487,247 and the total market value of the collateral received by the Fund was $43,810,430, comprised of cash of $13,225,912 and U.S. government and/or agencies securities of $30,584,518.
(2)	Non-income producing security.

Calvert
International Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $13,944,102 or 0.9% of the Fund's net assets.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate.
(5)	Securities are traded on separate exchanges for the same entity.
(6)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2026.
(8)	Represents investment of cash collateral received in connection with securities lending.
At June 30, 2026, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Information Technology	27.0%
Financials	23.7
Industrials	15.3
Health Care	7.4
Consumer Discretionary	6.5
Materials	5.8
Consumer Staples	5.1
Communication Services	3.2
Utilities	3.1
Real Estate	1.2
Energy	1.0
Total	99.3%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate

The Fund did not have any open derivative instruments at June 30, 2026.
Affiliated Investments
At June 30, 2026, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $14,051,628, which represents 0.9% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$10,584,711	$ 1,329,512	$ (2,990,185)	$862,229	$1,672,544	$11,458,811	$185,659	575,157
Short-Term Investments
Liquidity Fund, Institutional Class(1)	3,977,542	116,730,022	(118,114,747)	—	—	2,592,817	85,562	2,592,817
Total				$862,229	$1,672,544	$14,051,628	$271,221

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
International Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
Australia	$ —	$73,401,260	$ —	$73,401,260
Austria	—	6,039,921	—	6,039,921
Belgium	—	11,359,012	—	11,359,012
Canada	153,517,331	—	—	153,517,331
Denmark	—	20,181,953	—	20,181,953
Finland	238,809	14,575,513	—	14,814,322
France	—	105,893,516	—	105,893,516
Germany	1,065,451	97,906,565	—	98,972,016
Hong Kong	299,874	19,210,821	—	19,510,695
Ireland	630,741	10,162,150	—	10,792,891
Israel	6,775,097	6,145,278	—	12,920,375
Italy	—	38,215,595	—	38,215,595
Japan	—	251,525,799	—	251,525,799
Netherlands	8,460,669	76,856,383	—	85,317,052
New Zealand	—	2,097,469	—	2,097,469
Norway	—	7,720,451	—	7,720,451
Portugal	—	1,940,438	—	1,940,438
Singapore	515,819	16,320,726	—	16,836,545
South Korea	—	144,496,233	—	144,496,233
Spain	—	44,031,874	—	44,031,874
Sweden	3,930,612	38,046,963	—	41,977,575
Switzerland	2,417,435	117,426,756	—	119,844,191
Taiwan	592,661	173,013,686	—	173,606,347
United Kingdom	1,328,229	149,876,978	—	151,205,207
Total Common Stocks	$179,772,728	$1,426,445,340(2)	$ —	$1,606,218,068
Warrants	$ —	$ —	$0	$0
Short-Term Investments:
Affiliated Fund	2,592,817	—	—	2,592,817
Securities Lending Collateral	13,225,912	—	—	13,225,912
Total Investments	$195,591,457	$1,426,445,340	$0	$1,622,036,797

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2026 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.